Borrowings and debentures_Details of borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 16,202,986	₩ 14,784,706	$ 14,559,247
Present value discount [Member]
Disclosure of detailed information about borrowings [Line Items]
Present Value Discount	(84)	(165)
Borrowings in local currency
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	7,823,069	7,084,848
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 1,335,459	₩ 1,404,087
Lenders	The BOK	The BOK
Borrowings from The BOK | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.50%	0.50%	0.50%
Borrowings from The BOK | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.80%	0.80%	0.80%
Small Enterprise And Market Service and others | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 1,771,379	₩ 1,723,340
Lenders	Small Enterprise And Market Service and others	Small Enterprise And Market Service and others
Small Enterprise And Market Service and others | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
Small Enterprise And Market Service and others | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	3.50%	2.90%	3.50%
The Korea Development Bank and others | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 4,716,231	₩ 3,957,421
Lenders	The Korea Development Bank and others	The Korea Development Bank and others
The Korea Development Bank and others | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
The Korea Development Bank and others | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	4.00%	3.20%	4.00%
Borrowings in foreign currency
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 7,342,400	₩ 7,024,836
The Export-Import Bank of Korea and others | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 7,308,857	₩ 6,996,551
Lenders	The Export-Import Bank of Korea and others	The Export-Import Bank of Korea and others
The Export-Import Bank of Korea and others | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
The Export-Import Bank of Korea and others | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	7.50%	6.80%	7.50%
JP Morgan Chase Bank | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 33,543
Lenders	JPMORGAN CHASE BANK
JP Morgan Chase Bank | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	2.90%		2.90%
Commonwealth Bank | Total
Disclosure of detailed information about borrowings [Line Items]
Lenders		Commonwealth Bank
Commonwealth Bank | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional Amount		₩ 28,285
Interest rate		1.80%
Bills sold | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 19,336	₩ 36,953
Lenders	Others	Others
Bills sold | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
Bills sold | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.80%	1.20%	1.80%
Call money | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 975,358	₩ 635,061
Lenders	Bank and others	Bank and others
Call money | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	1.50%	0.00%
Call money | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	7.30%	2.70%	7.30%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 42,907	₩ 3,173
Lenders	Other financial institutions	Other financial institutions
Bonds sold under repurchase agreements | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.80%	0.60%	0.80%
Bonds sold under repurchase agreements | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	12.70%	12.70%	12.70%